Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	USCF ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 16, 2014
Supplement [Text Block]	uscf_SupplementTextBlock

USCF ETF TRUST - STOCK SPLIT INDEX FUND

Supplement dated September 24, 2014

to

Prospectus dated July 16, 2014

This supplement contains information, which amends, supplements or modifies certain information contained in the Prospectus of Stock Split Index Fund, a series of USCF ETF Trust, dated July 16, 2014. Please read it and keep it with your Prospectus for future reference.

The second paragraph under the “Principal Investment Strategies of the Fund” located on pages 2 and 3 of the prospectus is replaced with the following:

The Index is an equally-weighted index, rebalanced monthly, comprised of companies listed on a U.S. stock exchange (“U.S. Exchange”), such as the New York Stock Exchange (“NYSE”) and NASDAQ Global Market, that have recently announced a stock split, or have recently undergone a stock split of two new shares for every one existing share (or, in some cases, an exchange ratio of greater than two shares for one share). Under normal market circumstances, the Index will consist of 30 stocks. The Fund is non-diversified. The Index can consist of both domestic and foreign stock, as long as such stock is traded on a U.S. Exchange. The Index is comprised only of common stock. The Index is based on the model portfolio of the stocks of companies that have recently announced a stock split or have recently split as published each month in the “2 for 1 Newsletter” (the “Newsletter”). The Newsletter is an investment newsletter that publishes research and analysis, including a model portfolio (the “Model Portfolio”), on U.S. listed stock that have recently announced a split or have recently split. The Newsletter has been published monthly since 1996.

Stock Split Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	uscf_SupplementTextBlock

USCF ETF TRUST - STOCK SPLIT INDEX FUND

Supplement dated September 24, 2014

to

Prospectus dated July 16, 2014

This supplement contains information, which amends, supplements or modifies certain information contained in the Prospectus of Stock Split Index Fund, a series of USCF ETF Trust, dated July 16, 2014. Please read it and keep it with your Prospectus for future reference.

The second paragraph under the “Principal Investment Strategies of the Fund” located on pages 2 and 3 of the prospectus is replaced with the following:

The Index is an equally-weighted index, rebalanced monthly, comprised of companies listed on a U.S. stock exchange (“U.S. Exchange”), such as the New York Stock Exchange (“NYSE”) and NASDAQ Global Market, that have recently announced a stock split, or have recently undergone a stock split of two new shares for every one existing share (or, in some cases, an exchange ratio of greater than two shares for one share). Under normal market circumstances, the Index will consist of 30 stocks. The Fund is non-diversified. The Index can consist of both domestic and foreign stock, as long as such stock is traded on a U.S. Exchange. The Index is comprised only of common stock. The Index is based on the model portfolio of the stocks of companies that have recently announced a stock split or have recently split as published each month in the “2 for 1 Newsletter” (the “Newsletter”). The Newsletter is an investment newsletter that publishes research and analysis, including a model portfolio (the “Model Portfolio”), on U.S. listed stock that have recently announced a split or have recently split. The Newsletter has been published monthly since 1996.